Note 7 - Long-term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
Borrower		December 31, 2019	December 31, 2020

Kamsarmax One Shipping Ltd.	(a)	10,531,000	9,597,000
Ultra One Shipping Ltd.	(b)	14,060,000	13,120,000
Kamsarmax Two Shipping Ltd.	(c)	16,000,000	14,550,000
Light Shipping Ltd. / Areti Shipping Ltd. / Pantelis Shipping Corp.	(d)	12,200,000	10,800,000
Eirini Shipping Ltd.	(e)	4,100,000	3,300,000
		56,891,000	51,367,000
Less: Current portion		(6,924,000)	(14,013,835)
Long-term portion		49,967,000	37,353,165
Deferred charges, current portion		117,706	220,081
Deferred charges, long-term portion		278,160	35,081
Long-term bank loans, current portion net of deferred charges		6,806,294	13,793,754
Long-term bank loans, long-term portion net of deferred charges		49,688,840	37,318,084

Schedule of Maturities of Long-term Debt [Table Text Block]
To December 31:
2021	14,013,835
2022	3,538,445
2023	14,188,445
2024	2,238,445
2025	2,238,445
Thereafter	15,149,385
Total	51,367,000